Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	140,943,621	139,525,580
Treasury stock, shares	776,355	710,482